Annual Total Returns - Fidelity Large Cap Growth Index Fund [BarChart] - 04.30 Fidelity Large Cap Growth Index Fund PRO-10 - Fidelity Large Cap Growth Index Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2016
Fidelity Large Cap Growth Index Fund
Bar Chart Table:
Annual Return 2017	30.12%
Annual Return 2018	(1.64%)
Annual Return 2019	36.37%
Annual Return 2020	38.43%